Segment Information Level 4 (Details) - Total Assets by Segment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	$ 3,325	$ 3,096
EPCD [Member]
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	1,694	1,688
FPD [Member]
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	760	790
Corporate and Other [Member]
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	$ 871	$ 618